Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash	$ 26,957	$ 2,394	$ 19,921
GST tax receivable	4,543	5,439	6,257
Prepaid expenses and other current assets		83,299	34,712
TOTAL CURRENT ASSETS	31,500	91,132	60,890
Security deposit - related party	1,831	2,103	2,220
Operating lease right-of-use assets, net - related party	24,959
Property and equipment, net	5,648	8,417	8,277
TOTAL ASSETS	63,938	101,652	71,387
CURRENT LIABILITIES:
Accounts payable	1,005,700	917,337	1,157,369
Accrued expenses and other payables	470,847	723,042	364,404
Convertible notes and related accrued interest, net of discounts and premiums	2,711,173	1,657,377	4,699,299
Operating lease liability - current portion - related party	7,290
Embedded conversion option liabilities	318,368	698,264	371,532
Due to former director - related parties	27,131	31,164	32,898
Loans from directors and officer - related parties	45,155	51,867	54,753
Employee benefit liability	305,136	323,837	143,052
TOTAL CURRENT LIABILITIES	4,890,800	4,402,888	6,823,307
NON-CURRENT LIABILITIES:
Operating lease liability - long-term portion - related party	20,045
TOTAL NON-CURRENT LIABILITIES	20,045		6,823,307
TOTAL LIABILITIES	4,910,845	4,402,888
Commitments and Contingencies (See Note 7)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 1,000,000,000 shares authorized; 18,481,459, 968,042 and 92,859 shares issued; 18,481,410, 967,993 and 92,810 outstanding as of March 31, 2020 and June 30, 2019 and 2018 respectively	18,481	968	93
Additional paid-in capital	48,879,086	45,713,322	38,214,213
Accumulated other comprehensive income	3,282,760	1,066,998	357,929
Accumulated deficit	(56,985,758)	(51,041,047)	(45,282,678)
Treasury stock (49 shares)	(46,477)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(4,846,908)	(4,301,236)	(6,751,920)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	63,938	101,652	71,387
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT